Revenues (Tables)	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
Schedule of revenues by geographical area (based on the location of customers)
	Six months ended June 30		Three months ended June 30
	2019	2018	2019	2018
	U.S. dollars in thousands
United states and Canada	1,080	321	553	131

Europe	120	86	53	51

Total	1,200	407	606	182